SHAREHOLDER'S EQUITY - Common Stock Shares (Details)		4 Months Ended	6 Months Ended
	Dec. 02, 2020 shares	Dec. 31, 2020 Vote $ / shares shares	Jun. 30, 2021 USD ($) Vote $ / shares shares	Jun. 30, 2020 shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)		216,000,000	216,000,000		60,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.00001	$ 0.00001		$ 0.00001
Common shares, shares issued (in shares)		19,637,872	19,686,205		18,064,695
Common shares, shares outstanding (in shares)		19,637,872	19,686,205		18,064,695
Redeemable convertible preferred stock, shares oustanding		117,734,383	117,734,383	103,201,832	27,967,896	25,602,868
JAWS Spitfire Acquisition Corporation
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares oustanding		28,646,767
Class A Ordinary Share | JAWS Spitfire Acquisition Corporation
Class of Stock [Line Items]
Common shares, shares authorized (in shares)		200,000,000	200,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common shares, votes per share | Vote		1	1
Common shares, shares issued (in shares)		5,853,233	4,510,874
Common shares, shares outstanding (in shares)		5,853,233	4,510,874
Redeemable convertible preferred stock, shares oustanding		28,646,767	29,989,126
Class B Ordinary Share | JAWS Spitfire Acquisition Corporation
Class of Stock [Line Items]
Common shares, shares authorized (in shares)		20,000,000	20,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common shares, votes per share | $			1
Common shares, shares issued (in shares)		8,625,000	8,625,000
Common shares, shares outstanding (in shares)	8,625,000	8,625,000	8,625,000
Sponsor | Founder Shares | Class B Ordinary Share | JAWS Spitfire Acquisition Corporation
Class of Stock [Line Items]
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%	20.00%	20.00%